Other receivables	12 Months Ended
Dec. 31, 2017
Other receivables
Other receivables

Note 10 - Other receivables

	As of December 31,
	2016	2017
	(in thousands)
VAT refundable	2,879	8,729
Customs receivable	2,123	1,389
Advances to suppliers	1,431	1,250
Government grants receivables	8,906	3,882
Prepaid expenses	2,875	2,443
Other	2,399	1,557

Total	20,613	19,250